Cost of Revenue - Schedule of Disaggregated Cost of Revenues (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Cost of Revenue [Abstract]
Staff cost	$ 12,895,446	$ 1,642,755	$ 12,450,343
Depreciation on property and equipment	177,256	22,581	144,999
Lease expense	3,977,976	506,755	4,775,641
Translation expenses	7,523,337	958,399	7,706,132
Printing expenses	3,451,845	439,731	1,817,456
Water and electricity supply expenses	470,292	59,911	737,270
Repair and maintenance	792,942	101,013	545,852
Others	1,898,923	241,902	1,472,094
Total	$ 31,188,017	$ 3,973,047	$ 29,649,787